Contract assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract assets
Contract assets	€ 47,751	€ 35,154
Biotest AG
Contract assets
Performance obligation, Maximum fulfillment period	12 months
Gross
Contract assets
Contract assets	€ 47,839	35,467
Accumulated impairment
Contract assets
Contract assets	€ (88)	€ (313)
Minimum | Biotest AG
Contract assets
Receivables due date, Number of days	90 days
Maximum | Biotest AG
Contract assets
Receivables due date, Number of days	120 days